Deferred tax assets/ (liabilities) (Tables)	12 Months Ended
Dec. 31, 2017
Temporary differences [member]
Detailed Information about Temporary Differences and Tax Losses	The expiry dates of unrecognized unused tax losses are analyzed as follows:

	2017	2016
	RMB million	RMB million
Expiring in:
2017	—	200
2018	171	214
2019	193	194
2020	—	—
2021	96	96
2022	83	—

	543	704

Unused tax losses [member]
Detailed Information about Temporary Differences and Tax Losses
(a)	Movements of net deferred tax assets are as follows:

	At the beginning of the year	Acquired in business combination	(Charged)/ credited to consolidated income statements	Charged to other comprehensive income	At the end of the year
	RMB million	RMB million	RMB million	RMB million	RMB million
For the year ended December 31, 2017
Deferred tax assets:
Accrued expenses	1,065	—	(45)	—	1,020
Provision for major overhauls	505	—	186	—	691
Deferred revenue	87	—	1	—	88
Provision for impairment losses	174	—	74	—	248
Provision for tax losses	—	—	10	—	10
Change in fair value of derivative financial instruments	—	—	16	—	16
Others	86	—	(4)	—	82

	1,917	—	238	—	2,155

Deferred tax liabilities:
Provision for major overhauls	(261)	—	45	—	(216)
Depreciation allowances under tax in excess of the related depreciation under accounting	(659)	—	26	—	(633)
Change in fair value of derivative financial instruments	(5)	—	—	(6)	(11)
Change in fair value of available-for-sale equity securities	(110)	—	—	(31)	(141)
Fair value remeasurement of identifiable assets in business combination	—	(30)	4	—	(26)
Others	(38)	—	(11)	—	(49)

	(1,073)	(30)	64	(37)	(1,076)

Net deferred tax assets	844	(30)	302	(37)	1,079

	At the beginning of the year	Credited/ (charged) to consolidated income statements	Charged to other comprehensive income	At the end of the year
	RMB million	RMB million	RMB million	RMB million
For the year ended December 31, 2016
Deferred tax assets:
Accrued expenses	751	314	—	1,065
Provision for major overhauls	472	33	—	505
Deferred revenue	82	5	—	87
Provision for impairment losses	201	(27)	—	174
Others	62	24	—	86

	1,568	349	—	1,917

Deferred tax liabilities:
Provision for major overhauls	(384)	123	—	(261)
Depreciation allowances under tax in excess of the related depreciation under accounting	(687)	28	—	(659)
Change in fair value of derivative financial instruments	(3)	—	(2)	(5)
Change in fair value of available-for-sale equity securities	(20)	—	(90)	(110)
Others	(25)	(13)	—	(38)

	(1,119)	138	(92)	(1,073)

Net deferred tax assets	449	487	(92)	844